Description of Business, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013 Segment Country	Mar. 31, 2012	Dec. 31, 2012 Segment Country	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Venezuela [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Buildings and related leasehold improvements [Member]	Dec. 31, 2012 Minimum [Member] Equipment [Member]	Dec. 31, 2012 Maximum [Member] M	Dec. 31, 2012 Maximum [Member] Buildings and related leasehold improvements [Member]	Dec. 31, 2012 Maximum [Member] Equipment [Member]	May 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	May 31, 2008 Preferred B shares [Member]
Accounting Policies [Line Items]
Percentage of total shares acquired														100.00%	99.40%	100.00%
Number of reportable segments		3		3
Number of countries in which entity operates		100		100
Equity method investment, percentage								20.00%			50.00%
Cost method investment, percentage				20.00%
Percentage of devalued currency	32.00%						32.00%
Foreign currency exchange transaction (losses)/gains, net		$ 12					$ 12
Impairment in other expense				6
Cash equivalents original maturity period											3
Property, plant and equipment estimated useful life									25 years	3 years		50 years	10 years
Advertising and marketing expenses				18	20	20
Stock-based compensation		$ 10	$ 8	$ 33	$ 26	$ 18